Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Description of corporate information [text block]
1.	CORPORATE INFORMATION

(a)	Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”) together with its subsidiaries (the “Group” or “Consolidated”), headquartered in São Paulo - SP, Brazil, has as its purpose, either directly or through participation in other companies, the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its own and of third
party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Company's shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (
“B3”
) under the ticker
“ABEV3”
and on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively.

The Company's direct controlling shareholders are Interbrew International B.V. (“IIBV”), AmBrew S.à.r.l (“Ambrew”), both of which are subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”) and Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficência (“Fundação Zerrenner”).

The financial statements were approved, in their final form, by the Board of Directors on
March 16, 2021.

(b)	Major corporate events in 2020, 2019 and 2018

COVID-
19
impacts

The outbreak of the novel coronavirus (SARS-CoV-
2
or “COVID-
19”
) on a global scale has increased the volatility of the national and international markets, affecting the economies of the countries in which we operate and, consequently, the results of our operations. The response to the COVID-
19
pandemic has evolved rapidly across the globe in a fluid and uncertain manner, including voluntary and, in some cases, mandatory quarantines, restrictions on travel, commercial and social activities, and ban on the distribution, sale and consumption of alcoholic beverages in some countries where we operate. Many of these measures directly affect our sales, distribution and final consumer demand for our products.

The impact of the pandemic on our operations and the restrictions imposed in response by national governments, especially since
March 2020,
have generated, significant changes in market dynamics both in the off-trade sales channel, composed of supermarkets, and in the on-trade channel, which is composed of bars and restaurants. In countries higher levels of income, more mature beer market and a greater weighting towards the off-trade sales channel, such as Canada, the negative impact on the sales volume has been smaller. On the other hand, in countries with lower income levels and less mature beer markets, volume has been impacted according to the market segmentation between the on-trade and off-trade channels. In those cases, the reduction in volume is higher depending on the weighting of the on-trade channel. In all the cases, the more severe the restrictions on the sale and consumption of our products, the greater the reduction in volume, which is why  Bolivia and Panama were among the worst-affected countries. On the other hand, we observed an increase in sales related to e-commerce in all countries, although this channel represents a small portion of the Company's total volume.

During the
fourth
quarter of
2020,
the implementation of the Company's strategy, the relaxation of restrictions in some regions and the impact of government aid to the community in some countries, led to a gradual increase in volumes across most of our operations, especially in Brazil. The most affected countries, Bolivia and Panama also placed fewer restrictions on both the circulation of people and the production of beverages. However, there is some uncertainty regarding the likelihood of further restrictions by each government on commercial and operating activities, as well as the economic effects on financial markets and exchange rates. Those impacts may
result in material adverse impacts on our business, liquidity, financial condition, and the outcome of operations, as well as volatility in the trading prices of our shares. However, we are continuing to manage our liquidity and capital resources in a disciplined manner. As such, management have concluded that there are no
substantial doubts regarding the Company's ability to continue as a going concern.

As required by IAS
1
- Presentation of Financial Statements, the Company updated the analysis of the impact of COVID-
19,
as at
December 31, 2020,
which mainly involved, (i) a review of the assumptions of the annual impairment test, as described in Note
14
-
Goodwill
, (ii) an analysis of possible credit losses and inventory obsolescence, (iii) an analysis of the recoverability of deferred taxes, and (iv) the evaluation of the relevant estimates used for the preparation of the financial statements, among other analyses.

Any impacts arising from these analyses are reflected in the financial statements and Explanatory Notes. In addition, due to the protective actions taken for our staff and the donations made by our community, the Company incurred exceptional expenses of
R$263.2,
at
December 31, 2020,
as reported in Note
8
-
Exceptional items.

Renegotiation of Tenedora's shareholders agreement

The Company and E. León Jimenes, S.A. (“ELJ”), as the shareholders of Tenedora CND, S.A. (“Tenedora”), a holding company headquartered in the Dominican Republic, the owner of almost the entire share capital of Cervecería Nacional Dominicana, S.A., on
July 2, 2020,
signed the
second
amendment to Tenedora's Shareholders Agreement (the “Shareholders Agreement”), extending their partnership in the country and postponing the terms of the put and call options defined in the original Agreement. ELJ is currently the owner of
15%
of Tenedora's shares, and its put option is now divided into two
tranches: (i) Tranche A, corresponding to
12.11%
of the shares, exercisable in
2022,
2023
and
2024;
and (ii) Tranche B, corresponding to
2.89%
of the shares, exercisable starting in
2026.
The Company, on the other hand, has a call option over the Tranche A shares exercisable starting in
2021
and of the Tranche B shares to be exercised starting in
2029.
The details of the assumptions used for this option are described in Note
28
(Item IV (d)).

Distribution agreement Cervecería Chile S.A.

On
August 16, 2020,
Cervecería Chile S.A., a Chilean subsidiary of the Company, entered into a long-term distribution agreement with Embotelladora Andina S.A., Coca-Cola Embonor S.A. and Embotelladora Iquique S.A. (the “Distributors”), by which the Distributors were granted the right to sell and distribute certain products within the Company's portfolio, with exclusivity in specific zones and sales channels in Chile.

Addendum to the agreement with PepsiCo Bolivia

The long-term agreement with PepsiCo, under which the Cervecería Boliviana Nacional, a subsidiary of the Company in Bolivia, has the exclusive right to produce, sell and distribute certain brands from PepsiCo's portfolio in Bolivia, was amended in
June 1, 2020,
extending the agreement for a further
ten
years and reflecting certain changes in the trade agreement between the parties.

New acquisitions

On
January 22, 2020,
the company, through its subsidiary Labatt Brewing Company Limited, acquired G&W Distilling Inc., a company that produces a portfolio of ready-to-drink alcoholic beverages.

Red Bull distribution contract

On
November 7, 2019,
the company entered into a long-term distribution agreement with Red Bull do Brasil Ltda. (“Red Bull”), whereby we have been granted the exclusive right to sell and distribute certain brands of Red Bull's portfolio through specific limited points of sale for the on-trade channel in Brazil. We also have agreements with Red Bull to distribute their portfolio in a few limited channels in Argentina and the Dominican Republic.

Information Released by the Press

In the
third
quarter of
2019,
there were news reports based on alleged leaks of statements by Mr. Antonio Palocci as part of legal proceedings, to which the company subsequently had access. As previously stated in a press release dated
August 9, 2019,
the Company, consistently with its Code of Business Conduct and principles, remains committed to reviewing and monitoring this matter. In this regard, the Company has not
identified any evidence supporting Mr. Palocci's claims of illegal conduct by Ambev.

The Company reaffirms its commitment to conducting business in a legal and ethical manner, and states that it will continue to monitor this matter and respond as appropriate to any requests from the authorities.

Exchange contracts for future financial flows - Equity Swaps

On
December 19, 2019,
the Board of Directors of Ambev approved the execution, by the Company or its subsidiaries, of equity swap contracts through financial institutions to be defined by the Company's management, having as underlying asset the shares issued by the Company or American Depositary Receipts (ADRs), without impacting the liquidation, within the regulatory term, of the contracts still in force. The settlement of the new approved equity-swap contracts will occur within a maximum period of
18
months from the date of approval, and such contracts could result in exposure of up to
80
million common shares (all or part of which
may
be in the form of ADRs), up to a value limit of
R$1.5
billion.

On
May 13, 2020,
the Board of Directors of Ambev approved new equity-swap contracts, without impact on the liquidation of the equity-swap contracts still in force over the applicable terms. The settlement of the new approved equity-swap contracts will occur over a maximum term of
18
months from the date of approval, and such contracts
may
lead to exposure of up to
65
million common shares (all or part of which
may
be in the form of ADRs), up to a value limit of
R$1.0
billion.

On
December 9, 2020,
the Board of Directors of Ambev approved new equity-swap contracts, without impact on the liquidation, of the equity-swap contracts still in force over the applicable terms. The settlement of the new approved equity-swap contracts will occur over a maximum term of
18
months from the date of approval, and such contracts
may
lead to exposure of up to
80
million common shares (all or part of which
may
be in the form of ADRs), up to a value limit of
R$1.2
billion, in addition to contracts already executed in the context of the approvals of
December 19, 2019
and
May 13, 2020,
and which have
not
yet been settled as at the date of approval,
may
result in an exposure of up to
137,014,453
common shares (some or all of which
may
be in the form of ADRs).

Addendum to the Agreement with PepsiCo

The long-term agreement with PepsiCo, under which the Company has the exclusive right to bottle, sell and distribute certain brands from PepsiCo's portfolio of soft drinks in Brazil, including Pepsi Cola, Gatorade,
H2OH!
and Lipton Ice Tea, was added in
October 2018
to reflect certain changes to the trade agreement between the parties. The new terms of the agreement were approved by CADE in
December 2018
and became effective as of
January 1
st
,
2019.
The agreement will be in force until
December 31, 2027.

Application of standards regarding accounting and financial reporting in hyperinflationary economies

In
July 2018,
the Argentinean Peso underwent a severe devaluation, resulting in the three
-year cumulative inflation of Argentina exceeding
100%,
thereby triggering hyperinflationary accounting, as prescribed by IAS
29
- “Financial Reporting in Hyperinflationary Economies” from
January 1, 2018 (
beginning in the reporting period during which hyperinflation is identified).

Under IAS
29,
the non-monetary assets and liabilities, equity and income statements of subsidiaries operating in hyperinflationary economies are restated to reflect changes in the general purchasing power of the local currency by applying a general price index.

The financial statements of entities whose functional currency is the currency of a hyperinflationary economy, whether based on a historical costs approach or a current costs approach, shall be stated in terms of the unit of measurement which is current at the end of the reporting period, and will be converted into the Brazilian Real at the closing exchange rate for the period.

Consequently, the company has applied hyperinflation accounting for its Argentinean subsidiaries in these consolidated financial statements by applying the IAS
29
rules as follows:

•	Hyperinflationary accounting was applied from
January 1, 2018 (
under paragraph
4
of IAS
29,
the standard applies to the financial statements of any entity from the beginning of the reporting period in which hyperinflation is identified);

•	Non-monetary assets and liabilities stated at historical cost (e.g. property, plant and equipment, intangible assets, goodwill, etc), and the equity of subsidiaries in Argentina were restated using an inflation index. The impacts of hyperinflation resulting from changes in the general purchasing power up to
December 31, 2017
were reported in retained earnings, and the impacts of changes in general purchasing power from
January 1, 2018
were reported through the income statement in a dedicated account for hyperinflation monetary adjustments in the finance line item (see also Note
11
-
Finance expenses and income
). Paragraph
3
of IAS
29
states that there is
no
general price index, and judgment should be used when the restatement of financial statements becomes necessary. As such, the index used was based on Resolution
539/18
issued by the Argentine Federation of Professional Boards on Economic Sciences: i) from
January 1, 2017
onward, the national consumer price index (“IPC”); ii) to
December 31, 2016
the wholesale price index (“IPIM”).

The income statements for
2017,
the
first
and
second
quarters of
2018
and the respective balance sheets of the Argentinean subsidiaries were not
restated, due to the application of this standard. Under paragraph
42
(b) of IAS
21,
when amounts are translated into the currency of a non-hyperinflationary economy, the comparative amounts shall be those presented for the current year in the relevant prior year's financial statements (i.e.
not
adjusted for subsequent changes in prices or subsequent changes in exchange rates).

Sale of subsidiary

On
June 8, 2018,
the Company concluded the sale of all shares of its subsidiary Barbados BottlingCo. Limited, which is active within the Soft Drink business sub-unit, for a total of
US$53
million, corresponding to
R$179
million. The Company recorded a gain on this transaction of
US$22
million, corresponding to
R$75
million as at the transaction date and
R$79
million as at
December 31, 2018,
recorded in the income statement as an Exceptional item.

Perpetual licensing agreement with Quilmes

In
September 2017,
Quilmes, a subsidiary of Ambev, entered into an agreement whereby AB InBev will grant a perpetual license to Quilmes in Argentina for Budweiser and other North American brands upon the recovery of the distribution rights by AB InBev from the Chilean company Compañia Cervecerías Unidas S.A. (“CCU”). The agreement also included the transfer of the brewery of Cerveceria Argentina Sociedad Anonima Isenbeck by AB InBev to Quilmes and the transfer of some Argentinean brands (Norte, Iguana and Baltica) and related business assets, along with the payment of
US$50
million by Quilmes to CCU. The transaction was closed on
May 2, 2018,
following approval, by the Argentinean antitrust authority (Comisión Nacional de Defensa de la Competencia) on
April 27, 2018
of the main transaction documents and the verification of other usual conditions closing. The Company recorded a gain of
306
million Argentinean Pesos (corresponding to
R$50
million as at the transaction date and to
R$30
million as at
December 31, 2018)
in the income statement as a result of the application of the accounting practice for the exchange of assets involving transactions under common control as Exceptional items.